Performance Trust Credit Fund
Schedule of Investments
May 31, 2023 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 7.66%
American Credit Acceptance Receivables Trust
2022-3, 4.860%, 10/13/2028 (a)	$1,000,000	$981,087
Exeter Automobile Receivables Trust
2021-2A, 2.900%, 07/17/2028 (a)	1,500,000	1,370,692
2022-2A, 3.850%, 07/17/2028	1,000,000	967,450
2022-4A, 4.920%, 12/15/2028	1,100,000	1,078,278
GLS Auto Receivables Issuer Trust
2022-3A, 4.920%, 01/15/2027 (a)	1,000,000	984,261
2020-2A, 7.480%, 04/15/2027 (a)	1,225,000	1,232,325
TOTAL ASSET BACKED SECURITIES (Cost $6,672,195)		6,614,093

COLLATERALIZED LOAN OBLIGATIONS - 11.70%
Apidos CLO XII
2013-12A, 10.660% (3 Month LIBOR USD + 5.400%), 04/15/2031 (a)(b)(c)	1,000,000	806,479
Apidos CLO XXXI
2019-31A, 11.860% (3 Month LIBOR USD + 6.600%), 04/15/2031 (a)(b)(c)	1,000,000	902,452
Ares XXXIX CLO Ltd.
2016-39A, 8.612% (3 Month LIBOR USD + 3.350%), 04/18/2031 (a)(b)(c)	1,000,000	887,956
Ares XXXVII CLO Ltd.
2015-4A, 7.910% (3 Month LIBOR USD + 2.650%), 10/15/2030 (a)(b)(c)	1,000,000	903,237
Burnham Park Clo Ltd.
2016-1A, 8.100% (3 Month LIBOR USD + 2.850%), 10/20/2029 (a)(b)(c)	1,000,000	911,019
Buttermilk Park CLO Ltd.
2018-1A, 8.360% (3 Month LIBOR USD + 3.100%), 10/15/2031 (a)(b)(c)	1,000,000	903,113
Cayuga Park CLO Ltd.
2020-1A, 11.260% (3 Month LIBOR USD + 6.000%), 07/17/2034 (a)(b)(c)	1,250,000	1,125,650
Goldentree Loan Management US CLO 2 Ltd.
2017-2A, 9.950% (3 Month LIBOR USD + 4.700%), 11/28/2030 (a)(b)(c)	1,000,000	906,878
Magnetite XV Ltd.
2015-15A, 10.529% (TSFR3M + 5.462%), 07/25/2031 (a)(b)(c)	1,000,000	885,124
Neuberger Berman Loan Advisers CLO 33 Ltd.
2019-33A, 8.160% (3 Month LIBOR USD + 2.900%), 10/16/2033 (a)(b)(c)	1,000,000	930,274
Neuberger Berman Loan Advisers CLO 35 Ltd.
2019-35A, 12.265% (3 Month LIBOR USD + 7.000%), 01/19/2033 (a)(b)(c)	1,000,000	940,436
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,308,332)		10,102,618

CORPORATE BONDS - 41.07%
Diversified Consumer Services - 1.18%
Prime Security Services Borrower, LLC
3.375%, 08/31/2027 (a)	1,163,000	1,022,634
Diversified Financial Services - 0.22%
Compeer Financial FLCA
3.375% to 06/01/2031 then SOFR + 1.965%, 06/01/2036 (a)(b)	250,000	189,642
Automobiles - 0.95%
Thor Industries, Inc.
4.000%, 10/15/2029 (a)	1,000,000	818,830
Banks - 10.52%
Banner Corp.
5.000% to 6/30/2025 then TSFR3M + 4.890%, 06/30/2030 (b)	1,000,000	887,514
Barclays PLC
6.125% (5 Year CMT Rate + 5.867%), 09/15/2166 (b)(c)(d)	1,000,000	866,300
Deutsche Bank AG
7.079% to 11/10/2032 then SOFR + 3.650%, 02/10/2034 (b)(c)	1,000,000	915,438
First Financial Bancorp.
5.250% to 05/15/2025 then TSFR3M + 5.090%, 05/15/2030 (b)	1,000,000	879,938
National Australia Bank Ltd.
3.347% (5 Year CMT Rate + 1.700%), 01/12/2037 (a)(b)(c)	1,000,000	788,495
Park National Corp.
4.500% to 09/01/2025 then TSFR3M + 4.390%, 09/01/2030 (b)	1,250,000	1,088,317
Renasant Corp.
3.000% to 12/01/2026 then SOFR + 1.910%, 12/01/2031 (b)	1,250,000	933,388
Synovus Financial Corp.
5.900% (5 Year Swap Rate USD + 3.379%), 02/07/2029 (b)	1,000,000	869,596
Texas Capital Bancshares, Inc.
4.000% (5 Year CMT Rate + 3.150%), 05/06/2031 (b)	1,000,000	746,209
Western Alliance Bank
5.250% to 06/01/2025 then SOFR + 5.120%, 06/01/2030 (b)(e)	1,500,000	1,095,000
Capital Markets - 1.92%
Ares Capital Corp.
3.200%, 11/15/2031	1,080,000	825,552
MSCI, Inc.
3.625%, 11/01/2031 (a)	1,000,000	835,717
Consumer Finance - 3.92%
Ally Financial, Inc.
6.700%, 02/14/2033	1,250,000	1,100,863
Ford Motor Credit Co. LLC
7.350%, 03/06/2030	1,250,000	1,260,375
OneMain Finance Corp.
5.375%, 11/15/2029	1,250,000	1,023,388
Distributors - 1.17%
LKQ Corp.
6.250%, 06/15/2033 (a)	1,000,000	1,006,991
Electrical Equipment - 1.16%
Regal Rexnord Corp.
6.300%, 02/15/2030 (a)	1,000,000	998,843
Electronic Equipment, Instruments & Components - 1.01%
CDW Finance Corp.
3.276%, 12/01/2028	1,000,000	869,403
Equity Real Estate Investment Trusts (REITs) - 0.89%
American Finance Trust, Inc.
4.500%, 09/30/2028 (a)	1,000,000	766,180
Healthcare Providers & Services - 0.97%
Centene Corp.
3.000%, 10/15/2030	1,000,000	835,168
Household Durables - 3.30%
Century Communities, Inc.
3.875%, 08/15/2029 (a)	1,000,000	857,310
M/I Homes, Inc.
3.950%, 02/15/2030	1,300,000	1,117,925
Meritage Homes Corp.
3.875%, 04/15/2029 (a)	1,000,000	876,474
Information Technology - 1.34%
Dell International LLC
8.100%, 07/15/2036	1,000,000	1,156,537
Machinery - 0.98%
Allison Transmission, Inc.
3.750%, 01/30/2031 (a)	1,000,000	845,353
Media - 2.68%
CCO Holdings Capital Corp.
4.750%, 02/01/2032 (a)	1,500,000	1,203,295
Sirius XM Radio, Inc.
3.875%, 09/01/2031 (a)	1,500,000	1,108,325
Professional Services - 1.02%
Booz Allen Hamilton, Inc.
4.000%, 07/01/2029 (a)	1,000,000	883,840
Software - 2.15%
Open Text Corp.
6.900%, 12/01/2027 (a)(c)	1,000,000	1,023,387
Oracle Corp.
3.850%, 07/15/2036	1,000,000	833,190
Specialty Retail - 4.54%
AutoNation, Inc.
3.850%, 03/01/2032	1,250,000	1,056,719
Group 1 Automotive, Inc.
4.000%, 08/15/2028 (a)	1,300,000	1,139,707
Ken Garff Automotive LLC
4.875%, 09/15/2028 (a)	1,000,000	874,242
Lithia Motors, Inc.
4.375%, 01/15/2031 (a)	1,000,000	854,394
Utilities - 1.15%
CoServ Securitization LLC
2022, 5.321%, 02/15/2048 (a)	1,000,000	995,413
TOTAL CORPORATE BONDS (Cost $37,387,942)		35,449,892

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 4.86%
Banc of America Alternative Loan Trust
2006-2, 6.500%, 03/25/2036	1,464,550	1,199,966
CHL Mortgage Pass-Through Trust
2006-17, 6.000% (1 Month LIBOR USD + 0.550%), 12/25/2036 (b)	344,007	149,770
Credit Suisse First Boston Mortgage Securities Corp.
2005-11, 5.500%, 12/25/2035	355,648	158,173
Freddie Mac STACR REMIC Trust
2021-DNA5, 8.023% (SOFR30A + 3.050%), 01/25/2034 (a)(b)	1,000,000	967,293
Volt, LLC
2021-NPL4, 4.949%, 03/27/2051 (a)(f)	350,000	273,035
WaMu Mortgage Pass-Through Certificates Series Trust
2006-AR12, 3.816%, 10/25/2036 (g)	1,597,413	1,447,438
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $4,549,015)		4,195,675

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 16.17%
BANK
2020-BNK29, 2.500%, 11/15/2053 (a)	850,000	465,812
2022-BNK40, 2.500%, 03/15/2064 (a)	500,000	262,261
2021-BNK35, 2.902%, 06/15/2064 (g)	1,000,000	669,938
BBCMS Mortgage Trust
2022-C17, 1.151%, 09/15/2055 (g)(h)	14,978,498	1,201,496
Benchmark Mortgage Trust
2021-B27, 1.488%, 07/15/2054 (a)(g)(h)	15,000,000	1,430,689
Citigroup Commercial Mortgage Trust
2016-C1, 4.941%, 05/10/2049 (g)	1,000,000	896,783
GS Mortgage Securities Corp. II
2012-BWTR, 3.255%, 11/05/2034 (a)	478,000	223,756
GS Mortgage Securities Corp. Trust
2012-BWTR, 2.954%, 11/05/2034 (a)	1,000,000	676,860
Morgan Stanley Bank of America Merrill Lynch Trust
2017-C34, 2.700%, 11/15/2052 (a)	1,000,000	589,487
Morgan Stanley Capital I Trust
2017-H1, 4.281%, 06/15/2050 (g)	1,500,000	1,247,755
2017-HR2, 4.319%, 12/15/2050 (g)	1,400,000	1,177,161
2019-H7, 3.000%, 07/15/2052 (a)	1,000,000	615,461
Wells Fargo Commercial Mortgage Trust
2015-C28, 4.081%, 05/15/2048 (g)	1,000,000	816,501
2016-C37, 3.186%, 12/15/2049 (a)(g)	1,250,000	889,549
2018-C43, 4.514%, 03/15/2051 (g)	1,250,000	1,046,632
2019-C52, 3.561%, 08/15/2052	1,000,000	763,262
2020-C57, 4.022%, 08/15/2053 (g)	1,250,000	989,855
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $15,650,524)		13,963,258

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 3.91%
Freddie Mac Multifamily Structured Pass Through Certificates
K072, 0.367%, 12/25/2027 (g)(h)	71,691,999	1,030,637
K118, 0.958%, 09/25/2030 (g)(h)	20,820,153	1,140,187
K130, 1.037%, 06/25/2031 (g)(h)	18,472,816	1,207,551
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $3,567,322)		3,378,375

MUNICIPAL BONDS - 4.49%
Illinois - 0.71%
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2038 (i)	1,250,000	617,172
New York - 0.74%
New York Liberty Development Corp.
2.250%, 02/15/2041	900,000	640,400
Pennsylvania - 1.09%
Pennsylvania Turnpike Commission
3.000%, 12/01/2042	1,250,000	945,042
Tennessee - 0.73%
New Memphis Arena Public Building Authority
0.000%, 04/01/2043 (i)	1,625,000	627,014
Texas - 0.93%
Port of Beaumont Industrial Development Authority
4.100%, 01/01/2028 (a)	1,000,000	799,806
Wisconsin - 0.29%
Public Finance Authority
7.500%, 06/01/2029 (a)	250,000	249,354
TOTAL MUNICIPAL BONDS (Cost $3,969,200)		3,878,788

US GOVERNMENT NOTES/BONDS - 4.45%
United States Treasury Notes/Bonds
3.375%, 08/15/2042	1,200,000	1,095,750
3.875%, 02/15/2043	2,800,000	2,745,750
TOTAL US GOVERNMENT NOTES/BONDS (Cost $3,817,593)		3,841,500

SHORT-TERM INVESTMENTS - 5.88%
First American Government Obligations Fund - Class X, 4.965% (j)	5,076,740	5,076,740
TOTAL SHORT-TERM INVESTMENTS (Cost $5,076,740)		5,076,740

Total Investments (Cost $90,998,863) - 100.19%		86,500,939
Liabilities in Excess of Other Assets - (0.19)%		(165,627)
TOTAL NET ASSETS - 100.00%		$86,335,312

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2023.
(c)	Foreign issued security.
(d)	Perpetual maturity. The date referenced is the next call date.
(e)	Represents an illiquid security. The total market value of these securities was $1,095,000, representing 1.27% of net assets as of May 31, 2023.
(f)	Step-up bond; the rate shown represents the rate at May 31, 2023.
(g)	Variable rate security; the rate shown represents the rate at May 31, 2023. The coupon is based on an underlying pool of loans.
(h)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(i)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(j)	Seven day yield at May 31, 2023.

Abbreviations:
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company.
SOFR	Secured Overnight Financing Rate
TSFR3M	3 Month Term Secured Overnight Financing Rate

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at May 31, 2023

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s investments carried at fair value:

Performance Trust Credit Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$6,614,093	$-	$6,614,093
Collateralized Loan Obligations	-	10,102,618	-	10,102,618
Corporate Bonds	-	35,449,892	-	35,449,892
Non-Agency Residential Mortgage Backed Securities	-	4,195,675	-	4,195,675
Non-Agency Commercial Mortgage Backed Securities	-	13,963,258	-	13,963,258
Agency Commercial Mortgage Backed Securities	-	3,378,375	-	3,378,375
Municipal Bonds	-	3,878,788	-	3,878,788
US Government Notes/Bonds	-	3,841,500	-	3,841,500
Total Fixed Income	-	81,424,199	-	81,424,199

Short-Term Investments	5,076,740	-	-	5,076,740
Total Investments In Securities	$5,076,740	$81,424,199	$-	$86,500,939

For the period ended May 31, 2023, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.